KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Key Management Personnel Compensation
Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including directors of the Company.

	Year Ended December 31,
Key Management Personnel	2020	2019	2018
Salaries and short term benefits	$522,359	$696,751	$775,064
Directors' fees	108,600	103,805	70,378
Share-based payments	1,054,812	431,037	621,339
	$1,685,771	$1,231,593	$1,466,781